Credit Risk - Provisions for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	£ 8,228
Net transfers between stages	0
Business activity in the period	6,279
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,351)
Limit management and final repayments	(185)
Ending balance	9,971
Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	147,740
Net transfers between stages	0
Business activity in the period	8,992
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,134
Limit management and final repayments	(6,111)
Ending balance	152,755
Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	9,186
Net transfers between stages	0
Business activity in the period	581
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36)
Limit management and final repayments	(661)
Ending balance	9,070
Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	234,154
Net transfers between stages	0
Business activity in the period	50,778
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,321
Limit management and final repayments	(50,963)
Ending balance	239,290
Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	113
Net transfers between stages	0
Business activity in the period	16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	(18)
Ending balance	105
Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	8
Net transfers between stages	0
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	0
Ending balance	6
Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	383
Net transfers between stages	0
Business activity in the period	39
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	(53)
Ending balance	363
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	7,776
Net transfers between stages	(25)
Business activity in the period	6,279
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,289)
Limit management and final repayments	(165)
Ending balance	9,576
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	144,791
Net transfers between stages	(1,060)
Business activity in the period	8,925
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,106
Limit management and final repayments	(5,851)
Ending balance	149,911
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	8,607
Net transfers between stages	(8)
Business activity in the period	497
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11
Limit management and final repayments	(638)
Ending balance	8,469
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	212,889
Net transfers between stages	2,361
Business activity in the period	48,341
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4,879
Limit management and final repayments	(46,322)
Ending balance	222,148
Stage 1 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	59
Net transfers between stages	27
Business activity in the period	13
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(24)
Limit management and final repayments	(6)
Ending balance	69
Stage 1 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	6
Net transfers between stages	0
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	6
Stage 1 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	108
Net transfers between stages	36
Business activity in the period	19
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(40)
Limit management and final repayments	(12)
Ending balance	111
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	448
Net transfers between stages	25
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(61)
Limit management and final repayments	(20)
Ending balance	392
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	2,807
Net transfers between stages	1,026
Business activity in the period	66
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(942)
Limit management and final repayments	(252)
Ending balance	2,705
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	535
Net transfers between stages	1
Business activity in the period	84
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(46)
Limit management and final repayments	(7)
Ending balance	567
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	20,418
Net transfers between stages	(2,503)
Business activity in the period	2,365
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	541
Limit management and final repayments	(4,537)
Ending balance	16,284
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	54
Net transfers between stages	(27)
Business activity in the period	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	18
Limit management and final repayments	(12)
Ending balance	36
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	2
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	231
Net transfers between stages	(38)
Business activity in the period	20
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	43
Limit management and final repayments	(36)
Ending balance	220
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	4
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	3
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	142
Net transfers between stages	34
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(30)
Limit management and final repayments	(8)
Ending balance	139
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	44
Net transfers between stages	7
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	(16)
Ending balance	34
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	847
Net transfers between stages	142
Business activity in the period	72
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(99)
Limit management and final repayments	(104)
Ending balance	858
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	44
Net transfers between stages	2
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Limit management and final repayments	(5)
Ending balance	£ 32